Related Party Balances and Transactions (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current
Amounts due from related parties		$ 962
Non-current
Amounts due from related parties		50,000
Aeneas Management Limited [Member]
Current
Amounts due from related parties		962
Jurchen Investment Corporation [Member]
Non-current
Amounts due from related parties		$ 50,000